UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4718
Van Kampen Tax Free Money Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Tax Free Money Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date	3-31-09	Cost

	Municipal Bonds 100.2%
	7 Day Floaters 70.3%
$600	Broward Cnty, FL Ed Fac Auth City Coll Proj (LOC: Citibank)	04/02/09	0.480%	$600,000
1,800	California Statewide Cmnty Dev Auth Rev Kaiser Permanente Ser B	04/01/09	0.250	1,800,000
1,555	Cary, NC Pub Impt	04/01/09	0.450	1,555,000
800	Clarksville, TN Muni Pub Bldg Auth Rev Pooled Fin TN Bd Fd (LOC: Bank of America) (Acquired 10/10/08, Cost $800,000) (a)	04/02/09	0.550	800,000
600	Colorado Hsg & Fin Auth Single Fam Mtg Ser B-3	04/01/09	0.450	600,000
1,500	Dekalb Private Hosp Auth Egleston Children’s Hosp Ser A (LOC: SunTrust Bank)	04/01/09	0.500	1,500,000
1,100	Delaware Vly, PA Reg Fin Auth Loc Gov Rev Ser A (LOC: Bayerische Landesbank)	04/01/09	0.500	1,100,000
685	Derry Twp, PA Indl & Coml Dev Auth Hotel Tax Rev Arena Proj (LOC: PNC Bank)	04/02/09	0.490	685,000
1,000	Eastern Muni Wtr Dist CA Wtr & Swr Rev Ctf Partner Ser B	04/01/09	0.220	1,000,000

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date	3-31-09	Cost

	7 Day Floaters (continued)
$500	Franklin Cnty, TN Hlth & Ed Fac Univ of the South (LOC: SunTrust Bank) (Acquired 02/03/00, Cost $500,000) (a)	04/01/09	0.830%	$500,000
900	Gwinnett Cnty, GA Wtr & Sew Auth Rev Ser A	04/01/09	0.500	900,000
700	Kent Hosp Fin Auth MI Rev Metro Hosp Proj Rfdg Ser B (LOC: Bank of America)	04/02/09	0.420	700,000
295	Metropolitan Govt Nashville & Davidson Cnty, TN H&E Fac Brd Rev Vanderbilt Univ Ser A	04/02/09	0.250	295,000
500	Michigan St Hosp Fin Auth Rev McLaren Hlthcare Rfdg Ser B (LOC: JP Morgan Chase Bank)	04/01/09	0.450	500,000
1,390	Minneapolis, MN Rev Univ Gateway Proj	04/02/09	0.470	1,390,000
1,650	Minnesota St Higher Ed Fac Auth Rev Macalester College Ser 5-Q	04/02/09	0.470	1,650,000
500	New Hampshire Higher Ed & Hlth Fac Auth Rev Saint Pauls Sch Issue	04/02/09	0.420	500,000
400	New York St Dorm Auth Rev Mental Hlth Svc Subser D-2H	04/02/09	0.400	400,000
500	New York St Loc Gov Assistance Corp Ser D (LOC: Societe Generale)	04/01/09	0.300	500,000

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date	3-31-09	Cost

	7 Day Floaters (continued)
$900	North Carolina Ed Fac Fin Agy Rev Duke Univ Proj Ser B	04/02/09	0.200%	$900,000
725	North Carolina Med Care Comm Hlth Sys Rev Mission Saint Josephs Rfdg	04/02/09	0.550	725,000
1,630	North Miami, FL Ed Fac Rev Miami Ctry Day Sch Proj (LOC: Bank of America)	04/02/09	0.570	1,630,000
675	Palm Beach Cnty, FL Rev Henry Morrison Flagler Proj (LOC: Northern Trust)	04/02/09	0.600	675,000
800	Pennsylvania St Tpk Comm Rev Ser A-2	04/01/09	0.500	800,000
615	Portland, OR Hsg Auth Rev New Mkt West Proj (LOC: Wells Fargo Bank)	04/02/09	0.470	615,000
600	Private Colleges & Univ Auth GA Rev Emory Univ Ser B	04/01/09	0.200	600,000
600	Private Colleges & Univ Auth GA Rev Emory Univ Ser B-2	04/02/09	0.250	600,000
1,000	San Bernadino Cnty, CA Ctf Partner Cap Impt Refing Proj (LOC: BNP Paribas)	04/02/09	0.200	1,000,000
1,100	Triunfo, CA Cnty Santn Dist Rev Rfdg (LOC: BNP Paribas)	04/01/09	0.300	1,100,000
200	University of Texas Univ Rev Fin Sys Rfdg Ser A	04/01/09	0.200	200,000
500	Utah Cnty, UT Hosp Rev IHC Hlth Svc Inc Ser B	04/02/09	0.350	500,000

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date	3-31-09	Cost

	7 Day Floaters (continued)
$600	Washington St Hsg Fin Comm Multi-Family Mtg Rev (LOC: Harris Trust & Savings Bank)	04/07/09	0.510%	$600,000

Total 7 Day Floaters 70.3%				26,920,000

	Daily Variable Rate Securities 29.9%
500	Chicago, IL Sales Tax Rev Rfdg	04/01/09	0.500	500,000
605	Cuyahoga Cnty, OH Rev Cleveland Clinic Subser B-1	04/01/09	0.350	605,000
930	Dade Cnty, FL Indl Dev Auth Exempt Fac Rev FL Pwr & Lt Co Rfdg	04/01/09	0.320	930,000
1,700	Geisinger Auth, PA Hlth Sys Ser B	04/01/09	0.300	1,700,000
600	Jacksonville, FL Pollutn Rev Ctl FL Pwr & Lt Co Proj Rfdg	04/01/09	1.000	600,000
970	Kentucky Inc KY Pub Energy Auth Gas Supply Rev Ser A	04/01/09	0.300	970,000
1,100	Long Island Pwr Auth NY Elec Sys Rev Ser 2B (LOC: Bayerische Landesbank)	04/01/09	0.270	1,100,000
500	New York City Fiscal 2008 Subser J-8 (LOC: Landesbank Baden-Wurttm)	04/01/09	0.200	500,000
810	New York City Transitional Fin Auth Ser 2F	04/01/09	0.450	810,000
1,400	Pitkin Cnty, CO Indl Dev Rev Aspen Skiing Co Pro Rfdg Ser A (LOC: JP Morgan Chase Bank)	04/01/09	0.500	1,400,000

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date	3-31-09	Cost

	Daily Variable Rate Securities (continued)
$1,700	Southeast AL Gas Dist Rev Supply Proj Ser A	04/01/09	0.300%	$1,700,000
635	University of NC Hosp Chapel Hill Rev Ser B	04/01/09	0.350	635,000

Total Daily Variable Rate Securities 29.9%				11,450,000

Total Investments 100.2% (b)(c)				38,370,000

Liabilities in Excess of Other Assets (0.2%)				(93,270)

Net Assets 100.0%				$38,276,730

Percentages are calculated as a percentage of net assets.
(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.4% of net assets.

(b)	Securities include a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified dates. The yield shown represents the current yield earned by the Fund based on the most recent reset date. The maturity date shown represents the next put date.

(c)	At March 31, 2009, cost is identical for both book and federal income tax purposes.
LOC — Letter of Credit
     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$-0-
Level 2 - Other Significant Observable Inputs	38,370,000
Level 3 - Significant Unobservable Inputs	-0-

Total	$38,370,000

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio investment is valued at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax Free Money Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 19, 2009